Annual Total Returns[BarChart] - INVESCO International Small Company Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.03%)	16.24%	9.50%	(5.01%)	(9.30%)	8.79%	33.42%	(18.67%)	18.44%	10.16%